ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of accounts payable and other liabilities

	2024	2023
Accounts payable trade	$561.7	$522.1
Accrued and other liabilities	458.0	498.6
Amount due to related parties (Note 31)	4.7	5.7
Current portion of royalty obligations	10.9	10.3
	$1,035.3	$1,036.7